Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 1,028	$ 2,273
Employer contributions	211	464	$ 201
Return on plan assets, net of interest on assets	2,831	(371)	(768)
Currency exchange rate losses	(35)	(2)
Ending balance	470	1,028	2,273
Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(14,700)	(14,905)
Settlements	0	(383)
Interest on obligation	334	276
Contributions by plan participants	20	22
Employer contributions	211	464
Benefits paid	783	837
Non-investment expenses	(13)	(15)
Return on plan assets, net of interest on assets	(2,831)	371
Assets transferred to defined contribution section	(4)	(4)
Currency exchange rate losses	(926)	(99)
Ending balance	(10,708)	(14,700)	$ (14,905)
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	194
Employer contributions	171
Currency exchange rate losses	(57)
Ending balance	(152)	194
Pension benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(14,700)
Settlements	0
Interest on obligation	334
Contributions by plan participants	20
Employer contributions	171
Benefits paid	743
Non-investment expenses	(13)
Return on plan assets, net of interest on assets	(2,831)
Assets transferred to defined contribution section	(4)
Currency exchange rate losses	(926)
Ending balance	(10,708)	(14,700)
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	834
Employer contributions	40
Currency exchange rate losses	22
Ending balance	622	834
Other benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Settlements	0
Interest on obligation	0
Contributions by plan participants	0
Employer contributions	40
Benefits paid	40
Non-investment expenses	0
Return on plan assets, net of interest on assets	0
Assets transferred to defined contribution section	0
Currency exchange rate losses	0
Ending balance	$ 0	$ 0